SHORT-TERM DEBT - Additional information (Details) - USD ($)				12 Months Ended
	Nov. 11, 2020	Apr. 21, 2020	Apr. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2021	Jun. 30, 2021	Apr. 30, 2019
Debt Instrument [Line Items]
Repayment of loans	$ 383,000	$ 3,372,000	$ 3,065,000
Interest Expense				$ 1,183,000	$ 4,057,000	$ 4,261,000
East West Bank
Debt Instrument [Line Items]
Long-term Line of Credit									$ 2,000,000
East West Bank | Subsequent Event [Member]
Debt Instrument [Line Items]
Outstanding loans							$ 2,000,000	$ 6,130,000
Loan 1 | Bank of Beijing
Debt Instrument [Line Items]
Loan balances									411
Loan 2 | Bank of Beijing
Debt Instrument [Line Items]
Aggregate principal amount									$ 718,000
Annual interest rate									5.665%
Minimum
Debt Instrument [Line Items]
Annual interest rate				10.80%
Minimum | East West Bank
Debt Instrument [Line Items]
Annual interest rate				2.80%
Maximum
Debt Instrument [Line Items]
Annual interest rate				14.00%
Maximum | East West Bank
Debt Instrument [Line Items]
Annual interest rate				6.00%